Changes in accounting policies and disclosures	12 Months Ended
Dec. 31, 2018
Changes in accounting policies and disclosures
Changes in accounting policies and disclosures

3      Changes in accounting policies and disclosures

(a)   New and amended IFRS standards that are effective beginning on January 1, 2018

IFRS 9 - "Financial instruments: Recognition and measurement"

Main impacts introduced by the standard

IFRS 9 – “Financial Instruments” replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project, which are classification and measurements, impairment, and hedge accounting.

IFRS 9 became effective on January 1, 2018 and the Company has applied it accordingly.

Impacts of adoption

Classification and measurement

The Company adopted retrospective transition method as mentioned by IFRS 9, however no adjustments to the accounting balances were deemed necessary.

IFRS 9 has changed the categories for classification of financial assets, eliminating the categories held-to-maturity, loans and receivables and available for sale. The Company’s financial assets have been classified in one of the following categories: measured at amortized cost, measured at fair value through other comprehensive income or, measured at fair value through profit or loss. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

The following table summarizes the differences in classification and measurements categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets. There were no changes in classification and measurement of the Company’s financial liabilities.

January 1, 2018
			Original carrying	New carrying
Financial assets	Classification under IAS 39	New classification under IFRS 9	amount under IAS 39	amount under IFRS 9
Cash and cash equivalents	Loans and receivable	Fair value through profit or loss	1,019,037	1,019,037
Financial investments	Assets held for trading	Fair value through profit or loss	206,547	206,547
Derivative financial instruments	Assets held for trading/Used for hedging	Fair value through profit or loss / Fair value through other comprehensive income	11,777	11,777
Trade accounts receivable	Loans and receivable	Fair value through profit or loss / Amortized cost	182,713	182,469
Related parties	Loans and receivable	Fair value through profit or loss / Amortized cost	738	738

The most significant changes are related to the classification and measurement of trade account receivables where the Company has concluded that it operates using different business models, being (i) held to collect and sell and (ii) held to collect. See Note 10 for details of the Company`s business model for trade account receivables.

At January 1, 2018, the fair value adjustment of trade accounts receivable that are held to collect and sell recognized in “Cumulative deficit” was USD 244, net of taxes.

Impairment

The Company adopted the retrospective transition method as mentioned by IFRS 9. However, the Company did not restate years prior to January 1, 2018, because it would not be possible without the use of hindsight.

IFRS 9 replaced the incurred loss model in IAS 39 and requires impairment of financial assets to be determined using an expected credit loss model. The new impairment model applies to financial assets that are subsequently measured at amortized cost or fair value through other comprehensive income, including trade accounts receivable.

The most significant impact for the Company is related to impairment of trade accounts receivable, which is measured at amortized cost. The Company elected to apply the simplified approach set forth in IFRS 9 and recognized impairment losses for trade accounts receivable based on lifetime expected losses and using a loss provision matrix.

At January 1, 2018, incremental impairment losses under IFRS 9 recognized in “Cumulative deficit” was USD 1,574, net of taxes.

Hedge accounting

New hedge accounting requirements impacted the Company’s hedge documentation, without having impacted the Company’s financial position or results of its operations.

IFRS 15 – "Revenue from contracts with customers"

Main impacts introduced by the standard

IFRS 15 – “Revenue from Contracts” with customers establishes a comprehensive framework for determining the amount and timing when revenue is recognized. It replaced the guidance contained in IAS 18 – “Revenue” which the Company followed until December 31, 2017.

IFRS 15 became effective on January 1, 2018 and the Company has applied it accordingly.

The Company elected to adopt IFRS 15 using the full retrospective method. Comparative financial information has been restated.

Adoption of IFRS 15 by the Company has not resulted in any material changes in timing or amount of revenue recognition under IFRS 15 model as compared to revenue that would be reported under IAS 18 - “Revenue”. Therefore, there were no impacts of the adoption of IFRS 15 on the Company’s balance sheet and statement of cash flows. However, the Company identified distinct performance obligations that affected the presentation of the income statement as discussed below.

Impacts of adoption

Identification of performance obligations and timing of satisfaction of performance obligations

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as “Cost of sales”. Revenues from services was USD 70,896 for the year ended December 31, 2018 (2017 – USD 71,623; 2016 – USD 65,128).

Determining the transaction price and the amounts allocated to performance obligations

The Company has considered the terms of the contracts and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

For the purpose of determining the transaction price, the Company’s contracts have mainly fixed prices. However, the Company’s silver streaming arrangement have variable consideration related to Cerro Lindo’s silver production. The impact on recognition of revenues related to these sales was not material.

Contractual liabilities

The advance payment received in connection with the Company’s silver streaming agreement has been accounted for as contractual liability, with amounts recognized as revenue as the silver is delivered to the customer. The impact on recognition of revenue related to these sales was not material.

(b)   New standards and interpretations not yet adopted

IFRS 16 - "Leases"

Main aspects introduced by the standard

IFRS 16 was issued in January 2016. It will result in almost all leases being recognized on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

Transition method

The Company will apply IFRS 16 from its mandatory adoption date of January 1, 2019, using the simplified transition approach and will not restate comparative periods for the years prior to the adoption. Right-of-use assets will be measured on transition at the amount of the lease liability, adjusted by any prepaid or accrued lease expense.

Impacts of adoption

IFRS 16 will affect primarily the accounting for the Company’s operating leases, except for short-term and low value leases, since the Company will adopt the practical expedients permitted by IFRS 16 and will recognize both as an expense in the income statement.

The Company expects to recognize lease liabilities and right-of-use assets in the amount of approximately USD 46,618. Net current assets will be USD 18,379 lower due to the presentation of a portion of the liability as a current liability. The Company expects that income before income tax will decrease by approximately USD 1,413 for 2019 as a result of adopting the new rules. Adjusted EBITDA used to measure segment results is expected to increase by approximately USD 17,654, as the operating lease payments were included in EBITDA, but the amortization of the right-of-use assets and interest on the lease liability are excluded from this measure.

IFRIC 23 - Uncertainty over income tax treatments

Nature of change

The interpretation explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. Specifically, it discusses:

•

how to determine the appropriate unit of account, and that each uncertain tax treatment should be considered separately or together as a group, depending on which approach better predicts the resolution of the uncertainty;

•	that the entity should assume a tax authority will examine the uncertain tax treatments and have full knowledge of all related information;
•	that the entity should reflect the effect of the uncertainty in its income tax accounting when it is not probable that the tax authorities will accept the treatment;
•	that the impact of the uncertainty should be measured using either the most likely amount or the expected value method, depending on which method better predicts the resolution of the uncertainty; and
•	that the judgements and estimates made must be reassessed whenever circumstances have changed or there is new information that affects the judgements.

Transaction

The Company will apply the standard from its mandatory adoption date of January 1, 2019.

Impacts of adoption

The Company expects that the impact of the adoption will not be material.